Note 18 - Financial Instruments	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
18.	Financial Instruments

The Company's financial assets include cash and cash equivalents, restricted cash, short-term investments, and reclamation deposits. The Company's financial liabilities include accounts payable and accrued liabilities, due to joint venture, due to related parties, lease liabilities, short-term credit facility and government loan. The Company uses the following hierarchy for determining and disclosing fair value of financial instruments:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.
●	Level 2: other techniques for which all inputs have a significant effect on the recorded fair value which are observable, either directly or indirectly.
●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Company's cash and cash equivalents, restricted cash, accounts payable and accrued liabilities, due to joint venture due to related parties, short-term credit facility and government loan amounts approximate fair value due to their short terms to settlement. The Company's short-term investment is measured at fair value on a recurring basis and classified as level
1
within the fair value hierarchy. The fair value of short-term investments is determined by obtaining the quoted market price of the short-term investment and multiplying it by the quantity of shares held by the Company. The determination of the fair value of lease liabilities is based on the discounted cash flow model using incremental borrowing rates ranging from
3.35%
to
4.60%.

18
.1
     Financial
Risk Management Objectives And Policies

The financial risk arising from the Company's operations are currency risk, credit risk, liquidity risk and commodity price risk. These risks arise from the normal course of operations and all transactions undertaken are to support the Company's ability to continue as a going concern. The risks associated with these financial instruments and the policies on how the Company mitigates these risks are set out below. Management manages and monitors these exposures to ensure appropriate measures are implemented in a timely and effective manner.

18
.2
     Currency
Risk

The Company's operating expenses and acquisition costs are denominated in United States dollars, the Brazilian Real, the Colombian Peso and Canadian dollars. The exposure to exchange rate fluctuations arises mainly on foreign currencies against the Company and its subsidiaries functional currencies. The Company has not
entered into any derivative instruments to manage foreign exchange fluctuations; however, management monitors foreign exchange exposure.

The Canadian dollar equivalents of the Company's foreign currency denominated monetary assets are as follows:

	As at November 30,	As at November 30,
	2020	2019
	($)	($)
Assets
United States Dollar	3,534,664	100,945
Brazilian Real	12,085	10,320
Colombian Peso	40,162	343,333
Total	3,586,911	454,598

The Canadian dollar equivalent of the Company's foreign currency denominated monetary liabilities are solely in United States Dollars and total
$1,554,939.

The Company's sensitivity analysis suggests that a consistent
10%
change in the foreign currencies relative to the Canadian dollar exchange rate on the Company's financial instruments based on balances at
November 30, 2020
would have an impact of
$203,197
on net loss for the year ended
November 30, 2020.

18
.3
     Interest
Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company's interest-bearing financial asset is cash and guaranteed investment certificates, which bear interest at fixed or variable rates. The Company's interest-bearing financial liabilities are the short-term credit facility and government loan, which bear interest at fixed rates. The Company does not
believe it is exposed to material interest rate risk related to these instruments. As such, the Company has not
entered into any derivative instruments to manage interest rate fluctuations.

18
.4
     Credit
Risk

Credit risk is the risk of an unexpected loss if a customer or third
party to a financial instrument fails to meet its contractual obligations. Credit risk for the Company is primarily associated with the Company's bank balances.

The Company mitigates credit risk associated with its bank balance by only holding cash and cash equivalents and restricted cash with large, reputable financial institutions.

18
.5
     Liquidity
Risk

Liquidity risk is the risk that the Company will
not
be able to settle or manage its obligations associated with financial liabilities.  To manage liquidity risk the Company closely monitors its liquidity position and ensures it has adequate sources of funding to finance its projects and operations.  At
November 30, 2020,
the Company's working capital (current assets less current liabilities) was
$7,065,368.
  The Company's other receivables, prepaid expenses, deposits, accounts payable and accrued liabilities, due to joint venture, due to related parties, current lease liabilities and short-term credit facility are expected to be realized or settled within a one
-year period.

The Company has current cash and cash equivalent balances, restricted cash and ownership of liquid assets at its disposal.  The Company has the availability to implement corporate-wide cost reductions or eliminate expenditures to; discretionary and non-core activities, cash compensation paid to directors, management, employees and certain consultants and service providers, and cash generated from the exercise of in-the-money options. GoldMining believes that these cash saving and cash generating measures will sufficiently reduce cash outlays and enhance the Company's cash position in order to meet its working capital requirements for the next twelve
months commencing from the date that the consolidated financial statements are issued.

However, there can be
no
assurance that the Company will be able to obtain adequate financing in the future, that the terms of a financing will be favourable, or whether the Company will be able to obtain adequate proceeds from the sale of its liquid assets or exercise of options.